Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Inventories

	December 31,
	2018	2019
	RMB	RMB
Materials and supplies	1,012	577
Goods for resale	3,820	2,303

	4,832	2,880